Legal proceedings	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Legal proceedings

Note 13. Legal proceedings

On May 30, 2018, Zhanming Wu (“Wu”), the record owner of 15,000,000 shares of common stock of One Horizon Group, Inc. (the “Company”), commenced an action in the Court of Chancery of the State of Delaware [Case No.2018-0387-JRS; the “Injunction Action”] against the Company and its directors and officers (collectively, the “Director Defendants”) alleging multiple breaches of contract between the Company and Wu, and seeking (i) damages; (ii) to enjoin the Company from issuing, offering, selling or granting any shares of its common stock to any person or entity, or consummate any merger, acquisition or similar transaction without the prior approval of Wu, and to prevent the Individual Defendants from undermining that right by engaging in any further transactions designed to entrench themselves as directors and officers of the Company and to dilute Wu’s stock ownership below 30% of the outstanding shares of the Company, (iii) to enforce Wu’s right to appoint four directors to the Company’s Board of Directors, (iv) to rescind the issuance of 7,383,000 shares to the former stockholders of Banana Whale Studios Pte. Ltd (“Banana Whale”) in exchange for 51% of the outstanding shares of Banana Whale (the “Banana Whale Acquisition”), (iv) to obtain a declaration that the Individual Defendants have breached their fiduciary duty of loyalty by taking actions to entrench themselves on the Company’s Board of Directors; and (v) seeking an award of attorneys’ fees and costs in connection with the litigation and such other relief as the Court deems fair and equitable.

On June 11, 2018, Wu commenced a second action in the Court of Chancery of the State of Delaware [Case No.2018-0427-JRS; the “225 Action”] under Section 225 of the Delaware General Corporation Law seeking (i) to appoint four directors to the Company’s Board of Directors, (ii) to enjoin the Company and its affiliates from issuing, offering, selling or granting any shares of the Company’s common stock to any person or entity, or consummate any merger, acquisition or similar transaction without the prior approval of Wu during the pendency of the action and (iii) seeking an award of attorneys’ fees and costs in connection with the litigation and such other relief as the Court deems fair and equitable.

On October 15, 2018, the parties entered into an agreement (the “Settlement Agreement”) which provides for the immediate cessation of all activities in the two actions and which will result in the dismissal of the two actions upon the fulfillment by the Company of certain conditions. Among the conditions to dismissal which the Company is required to meet to obtain the complete dismissal of the actions are the issuance of 354,409 shares to Wu to reimburse a portion of the expenses incurred in connection with the actions, the nomination and election to the Company’s Board of Directors of up to two individuals designated by Wu, the redemption of up to approximately 850,000 shares of common stock at $0.65 each, from certain investors whom Wu recommended to invest in the Company (the “Additional Investors”) should they request that the Company do so and the facilitation of the sale of shares of the Company’s common stock by Wu, including the registration of such shares for sale under the Securities Act. Based on ASC 840, which requires that conditionally redeemable securities be classified outside of permanent stockholders’ equity, $605,000 was reclassified as mezzanine equity effective October 15, 2018. Pending the re-election of Wu’s nominees to the Board of Directors at the Company’s 2018 Annual Meeting of Stockholders, the Company will continue to comply with the terms of the Status Quo Order issued in July in connection with the 225 Action. The 225 Action will be dismissed and the Company will no longer be obliged to comply with the Status Quo Order upon the re-election of Wu’s nominees to the Board of Directors at the Company’s 2018 Annual Meeting of Stockholders.

A Stipulation of Dismissal in respect of the Injunction Action will be filed and the parties will exchange releases upon the fulfillment of certain conditions, including the registration of Wu’s shares and the removal of the restrictive legend from Wu’s shares and the shares held by the Additional Investors. Notwithstanding such dismissal, should the registration of Wu’s shares lapse for any reason prior to October 1, 2019, Wu shall be entitled to enforce his rights under the side letters which were the basis of many of his claims, which letters are deemed to be a part of the Settlement Agreement as if set forth therein. If the Dismissal Stipulation has been filed in the Injunction Action and Wu’s shares have remained continuously registered until October 1, 2019, the side letters shall be deemed of no force and effect.